Lincoln Life

LAW DEPARTMENT

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

350 CHURCH STREET

HARTFORD, CT  06103

JOHN L. REIZIAN

SECOND VICE PRESIDENT — LIFE INSURANCE AND ASSOCIATE GENERAL COUNSEL

Phone: 860-466-1539

Fax: 860-466-2550

John.Reizian@LFG.com

September 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:         Lincoln Life Variable Annuity Account JL-A of The Lincoln National Life Insurance Company: File No. 811-02188; 333-141888

Commissioners:

The Lincoln National Life Insurance Company (“LNL”), on behalf of its Lincoln Life Variable Annuity Account JL-A (the “Separate Account”), has sent to policy owners semi-annual reports for the period ended June 30, 2009 provided by the mutual funds in which the Separate Account invests as required by Rule 30e-2 under the Investment Company Act of 1940.

In addition, LNL understands that such mutual funds have filed or will file their semiannual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 860-466-1539.

Very truly yours,

The Lincoln National Life Insurance Company

By	/S/ John L. Reizian
Second Vice President — Life Insurance and Associate
General Counsel